Note 20 - Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year ending	Amount
December 31,	(in thousands)
2020	$311
2021	281
2022	280
2023	282
2024	284
Thereafter	1,150
Total	$2,588